Shareholder Report, Holdings (Details) - REX-Osprey(TM) XRP ETF	Feb. 28, 2026
Marex Reverse Repurchase Agreement 3.016% 3/5/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	213.26%
XRP [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
CoinShares XRP ETP [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.82%
First American Government Obligations Fund - Institutional Class 3.594% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Reverse Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	213.26%
Exchange Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.82%
Crypto Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%